Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Temporary investments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	$ 30,992	$ 6,013,678
Assets at fair value	30,992	6,013,678
Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	34,921,530	36,395,183
Assets at fair value	34,921,530	36,395,183
Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	817,605	929,516
Assets at fair value	824,540	937,137
Increase (Decrease) of Fair Value Over Carrying Value of assets	6,935	7,621
Other financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets		287,605
Assets at fair value		284,443
Increase (Decrease) of Fair Value Over Carrying Value of assets		(3,162)
Open Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	7,662,726	7,297,577
Assets at fair value	7,662,726	7,297,577
Other Equity Instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	6,545,625
Assets at fair value	6,545,625
Other Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	72,612
Assets at fair value	72,612
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	1,035,522	2,263,874
Assets at fair value	1,035,522	2,263,874
Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,000,000	6,000,000
Liabilities at fair value	5,956,506	6,090,900
Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,000,000	5,000,000
Liabilities at fair value	4,941,430	5,063,300
Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,027,275	4,442,940
Finance lease obligations
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,317,944	5,622,774
Liabilities at fair value	5,121,534	5,360,933
Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	2,576,874	3,684,060
Liabilities at fair value	2,430,667	3,319,414
Interest rate risk | Warrants issued by UHI
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	3,492,153	3,639,518
Interest rate risk | Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	89,389	101,335
Interest rate risk | Other financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value		25,282
Interest rate risk | Open Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	766,273	729,758
Interest rate risk | Other Equity Instruments
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	654,563
Interest rate risk | Other Financial Assets
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	7,261
U.S. dollar | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,803,800	11,823,060
Liabilities at fair value	12,970,370	14,065,776
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,166,570	2,242,716
U.S. dollar | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,901,900	5,911,530
Liabilities at fair value	5,849,137	6,278,104
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(52,763)	366,574
U.S. dollar | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,901,900	5,911,530
Liabilities at fair value	7,405,822	7,985,945
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,503,922	2,074,415
U.S. dollar | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	11,803,800	11,823,060
Liabilities at fair value	12,733,821	14,583,508
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	930,021	2,760,448
U.S. dollar | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	19,673,000	19,705,100
Liabilities at fair value	17,317,748	20,068,856
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,355,252)	363,756
U.S. dollar | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	17,705,700	17,734,590
Liabilities at fair value	18,201,991	21,016,731
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	496,291	3,282,141
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,463,607	3,649,294
U.S. dollar | Interest rate risk | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	532,151	994,384
U.S. dollar | Interest rate risk | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,244,504	2,873,010
U.S. dollar | Interest rate risk | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,203,403	4,218,799
U.S. dollar | Interest rate risk | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(623,477)	2,370,642
U.S. dollar | Interest rate risk | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,316,490	5,383,814
Mexican peso | 7.38% Notes due 2020
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	10,000,000	10,000,000
Liabilities at fair value	9,605,700	9,702,300
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(394,300)	(297,700)
Mexican peso | Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,000,000	6,000,000
Liabilities at fair value	5,956,506	6,090,900
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(43,494)	90,900
Mexican peso | Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,000,000	5,000,000
Liabilities at fair value	4,941,430	5,063,300
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(58,570)	63,300
Mexican peso | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,027,275	4,442,940
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(472,725)	(57,060)
Mexican peso | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	3,586,050	4,085,685
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(913,950)	(414,315)
Mexican peso | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,500,000	6,500,000
Liabilities at fair value	4,319,575	5,085,925
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,180,425)	(1,414,075)
Mexican peso | Notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	13,834,538	14,142,027
Liabilities at fair value	13,551,620	13,917,175
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(282,918)	(224,852)
Mexican peso | Finance lease obligations
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	5,317,944	5,622,774
Liabilities at fair value	5,121,534	5,360,933
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(196,410)	(261,841)
Mexican peso | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	2,576,874	3,684,060
Liabilities at fair value	2,430,667	3,319,414
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(146,207)	(364,646)
Mexican peso | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	148,061
Liabilities at fair value	148,061
Mexican peso | Interest rate risk | 7.38% Notes due 2020
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	566,270	672,530
Mexican peso | Interest rate risk | Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	552,157	699,990
Mexican peso | Interest rate risk | Notes due 2022
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	435,573	569,630
Mexican peso | Interest rate risk | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(69,998)	387,234
Mexican peso | Interest rate risk | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(555,345)	(5,746)
Mexican peso | Interest rate risk | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(1,748,468)	(905,482)
Mexican peso | Interest rate risk | Notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,072,243	1,166,866
Mexican peso | Interest rate risk | Finance lease obligations
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	315,743	274,252
Mexican peso | Interest rate risk | Other notes payable
Disclosure of nature and extent of risks arising from financial instruments
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ 96,860	$ (32,705)